Payments, by Category - 12 months ended Dec. 31, 2025 - USD ($)	Total	Las Encinas S.A. de C.V.	Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V.	Mineração Usiminas
Payments:
Taxes	$ 32,195,995	$ 4,028,995	$ 7,593,500	$ 20,573,500
Royalties	15,289,069			15,289,069
Fees	5,927,732	5,466,364	461,368
Total Payments	$ 53,412,796	$ 9,495,359	$ 8,054,868	$ 35,862,569